Statements of Operations - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue	$ 614,128,905	$ 613,515,357	$ 628,572,029
Cost of sales	(409,542,596)	(412,079,217)	(412,381,871)
Gross profit	204,586,309	201,436,140	216,190,158
Other income	8,549,635	7,631,410	8,661,903
Distribution costs	(114,151,288)	(113,007,625)	(121,037,484)
Administrative expenses	(34,975,242)	(31,110,407)	(31,562,168)
Other expenses by function	(4,002,077)	(3,037,270)	(2,067,273)
Profit from operating activities	60,007,337	61,912,248	70,185,136
Finance income	924,066	570,531	970,651
Finance costs	(11,647,790)	(9,985,677)	(10,305,449)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	2,578,197	3,254,601	4,511,072
Foreign currency translation differences	10,648,800	8,586,953	749,876
Income (expense) from indexed-adjusted units	(1,015,159)	(628,448)	(39,279)
Profit before tax	61,495,451	63,710,208	66,072,007
Income tax expense	(11,394,118)	(11,876,809)	(16,806,562)
Profit from continuing operations	50,101,333	51,833,399	49,265,445
Profit	50,101,333	51,833,399	49,265,445
Profit attributable to:
Profit attributable to owners of the Parent	49,111,118	49,574,670	47,931,093
Profit (loss) attributable to non-controlling interests	990,215	415,750	598,495
Net profit	$ 50,101,333	$ 51,833,399	$ 49,265,445
Earnings per share
Basic and diluted earnings per share	$ 65.74	$ 68.83	$ 65.15
Basic earning as per share	$ 65.74	$ 68.73	$ 65.15